Additional Information - Financial Statement Schedule I (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Information - Financial Statement Schedule I
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 611,359,798	$ 497,302,496	$ 410,311,389
Threshold percentage of restricted net assets of consolidated and unconsolidated subsidiaries	25.00%
TRINA SOLAR LIMITED | Guarantee on Trina China's Facility
Guarantee
Amount outstanding under the facility, guaranteed	$ 427,600,000